Lease (Details) - Schedule of supplemental balance sheet information related to leases - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Leases
Operating lease right-of-use assets	¥ 332,559	¥ 484,225
Operating lease liabilities, current portion	131,151	142,155
Operating lease liabilities, non-current portion	¥ 200,409	¥ 333,613
Weighted-average remaining lease term - operating leases	3 years 222 days	3 years 281 days
Weighted-average discount rate - operating leases	4.89%	5.18%